Financial liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Financial liabilities
Schedule of interest-bearing liabilities

in EUR k	Dec 31, 2020	Mar 31, 2021
Non‑current liabilities
Non‑current portion of secured bank loans	401	301
Total non‑current loans	401	301
Lease liabilities	17,677	16,882
Total non‑current liabilities	18,078	17,183

Current liabilities
Current portion of secured bank loans	567	467
Other bank loans	387	405
Bank overdrafts	1,538	3,122
Total current loans	2,492	3,994
Current portion of lease liabilities	3,528	3,299
Total current liabilities	6,020	7,293

Total non‑current and current liabilities	24,098	24,476

Schedule of outstanding interest-bearing liabilities

				Dec 31, 2020		Mar 31, 2021
				Nominal	Carrying	Nominal	Carrying
in EUR k	Currency	Nominal interest rate	Maturity	amount	amount	amount	amount
Secured bank loan	EUR	2.95%	2017‑22	968	968	768	768
Other bank loan	USD	1%	2020-22	387	387	405	405
Bank overdrafts	EUR	4.75%	Rollover	498	498	497	497
Bank overdrafts	EUR	3.75%	Rollover	628	628	2,215	2,215
Bank overdrafts	EUR	4.50%	Rollover	412	412	410	410
Lease liabilities	EUR	2.1%-3.5%*, 5.4%-9.1%	2017-31	21,205	21,205	20,181	20,181
Total interest‑bearing financial liabilities				24,098	24,098	24,476	24,476

*     represents the incremental borrowing rate of the Group at the commencement of the leases

Schedule of trade payables and other liabilities

in EUR k	Dec 31, 2020	Mar 31, 2021
Trade payables	31,736	25,098
Government grants (deferred income)	10,292	9,953
Contract liabilities	4,479	5,250
Others	13,483	17,341
Trade payables and other liabilities	59,990	57,642
Non‑current	8,950	8,660
Current	51,040	48,982